Subsequent events (Tables)	6 Months Ended
Jun. 30, 2022
Subsequent Events
Schedule of distribution of remuneration to shareholders

	Date of register	Amount per Share	Amount
Anticipation of dividends	08.11.2022	0.6677	8,710
Anticipation of interest on capital	08.11.2022	0.0819	1,068
Total anticipations based on the net income of Apr-Jun/2022		0.7496	9,778
Intermediate dividends by use of a portion of profit retention reserve	08.11.2022	0.5413	7,061
Total distribution to shareholders		1.2909	16,839
Outstanding preferred shares		1.2909	7,232
Outstanding common shares		1.2909	9,607
Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval.